Canadian Government Research and Development Program Liability - Additional Information (Detail) - Micromidas, Inc.	1 Months Ended
	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CAD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Research And Development [Line Items]
Lesser eligible costs, percentage	22.14%	22.14%
Date of receive funding for eligible expenditures	Mar. 31, 2023	Mar. 31, 2023
lesser eligible costs	$ 23,000,000
Funding repayment period	15 years	15 years
Description of funding	The funding will be repaid over 15 years after completion of Origin 1, commencing no sooner than the third fiscal year of consecutive revenues from a commercial plant, but no later than the fifth year following the earlier of (i) the year in which the Company completes construction of Origin 1 or (ii) March 2023. Repayment of the funding will be reduced by 50% if the Company begins construction before December 31, 2024 of one or more commercial plants that operate in Canada, with costs exceeding $500,000,000 (in Canadian dollars), and the plants being constructed and operational within 30 months of the final investment decision, as defined in the R&D Agreement. Once begun, repayments will be paid annually by April of each year through March 31, 2037. Payments will be determined by a formula of the funded amount based on the fiscal year gross business revenue, as defined in the R&D Agreement.	The funding will be repaid over 15 years after completion of Origin 1, commencing no sooner than the third fiscal year of consecutive revenues from a commercial plant, but no later than the fifth year following the earlier of (i) the year in which the Company completes construction of Origin 1 or (ii) March 2023. Repayment of the funding will be reduced by 50% if the Company begins construction before December 31, 2024 of one or more commercial plants that operate in Canada, with costs exceeding $500,000,000 (in Canadian dollars), and the plants being constructed and operational within 30 months of the final investment decision, as defined in the R&D Agreement. Once begun, repayments will be paid annually by April of each year through March 31, 2037. Payments will be determined by a formula of the funded amount based on the fiscal year gross business revenue, as defined in the R&D Agreement.
Commercial plants constructed and operational period	30 months	30 months
Funding liability			$ 6,270,836	$ 6,197,053	$ 3,534,814
CANADA
Schedule Of Research And Development [Line Items]
Minimum costs of commercial plants		$ 500,000,000